Taxation - Summary of Reconciliation of Tax Charge Calculated at the UK Statutory Rate on the Group Profit Before Tax with the Actual Tax Charge (Detail) - GBP (£) £ in Millions		12 Months Ended
	Apr. 01, 2023	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure - Taxation - Summary of Reconciliation of Tax Charge Calculated at the UK Statutory Rate on the Group Profit Before Tax with the Actual Tax Charge [Abstract]
Profit before tax		£ 6,968	£ 6,221	£ 4,800
UK statutory rate of taxation		1,324	1,182	912
Differences in overseas taxation rates		552	667	635
Benefit of intellectual property incentives		(586)	(691)	(482)
R&D credits		(105)	(119)	(73)
Fair value remeasurement of non-taxable put options		(3)	(45)	221
Tax losses where no benefit is recognised		18	15	24
Permanent differences on disposals and acquisitions		(338)	68	(7)
Other permanent differences		98	119	53
Re-assessments of prior year estimates		(228)	(364)	(436)
Changes in tax rates		(152)	121	(93)
Tax charge/tax rate		£ 580	£ 953	£ 754
UK statutory rate of taxation	25.00%	19.00%	19.00%	19.00%
Differences in overseas taxation rates		7.90%	10.70%	13.20%
Benefit of intellectual property incentives		(8.40%)	(11.10%)	(10.00%)
R&D credits		(1.50%)	(1.90%)	(1.50%)
FV remeasurement of non-taxable put options		0.00%	(0.70%)	4.60%
Tax losses where no benefit is recognised		0.30%	0.20%	0.50%
Permanent differences on disposals and acquisitions		(4.90%)	1.10%	(0.10%)
Other permanent differences		1.40%	1.90%	1.10%
Re-assessments of prior year estimates		(3.30%)	(5.90%)	(9.10%)
Changes in tax rates		(2.20%)	2.00%	(1.90%)
Tax charge/tax rate		8.30%	15.30%	15.70%